ACQUISITIONS AND DISPOSITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS AND DISPOSITIONS
ACQUISITIONS AND DISPOSITIONS

23.  ACQUISITIONS AND DISPOSITIONS

Energy

CrossAlta
 On December 18, 2012, TransCanada purchased BP's 40 per cent interest in the assets of the Crossfield Gas Storage facility and BP's interest in CrossAlta Gas Storage & Services Ltd. (collectively CrossAlta) for $214 million in cash, net of cash acquired, resulting in the Company owning and operating 100 per cent of these operations. The acquisition will enhance TransCanada's ability to deliver reliable services to the natural gas markets in western Canada and is consistent with TransCanada's growth strategy for its natural gas storage business.

The Company measured the assets and liabilities acquired at fair value and the transaction resulted in no goodwill. Pro-forma revenues and earnings for the years ended December 31, 2012 and 2011, assuming the acquisition had occurred at the beginning of the period, would not be materially different from reported results.

Upon acquisition, TransCanada began consolidating CrossAlta. Prior to the acquisition, TransCanada applied equity accounting to its 60 per cent ownership interest in CrossAlta.

Natural Gas Pipelines

TC PipeLines, LP
 On May 3, 2011, TransCanada completed the sale of a 25 per cent interest in each of GTN LLC and Bison LLC to TC PipeLines, LP for an aggregate purchase price of US$605 million which included US$81 million of long-term debt, or 25 per cent of GTN LLC's outstanding debt. GTN LLC and Bison LLC own the GTN and Bison natural gas pipelines, respectively.

On May 3, 2011, TC PipeLines, LP completed an underwritten public offering of 7,245,000 common units, including 945,000 common units purchased by the underwriters upon full exercise of an over-allotment option, at US$47.58 per unit. Net proceeds of approximately US$331 million from this offering were used to partially fund the acquisition. The acquisition was also funded by draws of US$61 million on TC PipeLines, LP's bridge loan facility and US$125 million on its US$250 million senior revolving credit facility.

As part of this offering, TransCanada made a capital contribution of approximately US$7 million to maintain its two per cent general partnership interest in TC PipeLines, LP and did not purchase any other units. As a result of the common units offering, TransCanada's ownership in TC PipeLines, LP decreased from 38.2 per cent to 33.3 per cent and an after-tax dilution gain of $30 million ($50 million pre-tax) was recorded in Additional Paid-In Capital.